INVESTMENT IN JET TALK: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INVESTMENT IN JET TALK:
Summary of investments in jet talk

	June 30, 2022	June 30, 2021
Revenues	—	—
Net loss Company share	218	1,865
Company’s share in the loss of a company accounted by equity method, net	111	951

	December 31, 2021	December 31, 2020
Revenues	—	—
Net loss Company share	3,722	7,636
Company’s share in the loss of a company accounted by equity method, net	1,898	3,895